Share-Based Compensation - Summary of Number of Shares Available for Issuance (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares available for issuance
Balance at the beginning of the period (in shares)	6,633	11,527	8,399
Additions (in shares)	3,677	3,641	3,594
Granted (in shares)	(9,219)	(13,736)	(3,005)
Cancelled/forfeited (in shares)	6,249	5,201	2,539
Balance at the end of the period (in shares)	7,340	6,633	11,527